OTHER OPERATING INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
OTHER OPERATING INCOME AND EXPENSES
Schedule of analysis of other operating income and expenses

The analysis of other operating income and expenses for the years ended 31 December 2025, 2024 and 2023 is as follows:

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2025	2024	2023
Other operating expenses:
Consultancy	(536,674)	(396,766)	(531,529)
Utilities	(387,631)	(326,129)	(262,649)
License fee (Note 12)	(289,025)	(235,637)	—
Impairment of Intangible assets (Note 10)	(269,457)	—	—
Insurance	(171,537)	(169,873)	(211,173)
Data center	(133,815)	(111,652)	(109,006)
Rent	(116,231)	(165,763)	(74,466)
Maintenance	(89,725)	(63,186)	(38,384)
Travel	(50,055)	(45,437)	(37,518)
Vehicle fuel	(48,220)	(50,933)	(47,740)
Irrecoverable value added tax	(43,790)	(40,035)	(36,950)
Internet line	(26,174)	(22,737)	(22,345)
Credit card chargebacks	(12,397)	(11,746)	(6,149)
Stationary	(9,386)	(8,556)	(6,577)
Withholding tax payments (*)	(632)	(2,004)	(140,817)
Provision for Turkish Capital Markets Board fee (Note 12)	—	—	(45,408)
Other legal provisions	—	—	(17,837)
Other	(533,221)	(439,217)	(456,903)
	(2,717,970)	(2,089,671)	(2,045,451)

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2025	2024	2023
Other operating income:
Bank promotion income	141,374	92,784	131,323
Depository income	102,350	155,860	113,857
Partnership income	76,885	77,096	38,548
Services charged	38,572	30,069	40,079
Income from scrap packaging materials sales	10,059	9,249	5,247
Reversal of provision for Competition Authority investigation (Note 12)	—	—	273,219
Contribution income (**)	—	—	230,216
Other	130,645	103,915	66,259

	499,885	468,973	898,748

(*)Withholding tax payments are in connection with the advertising services received from digital advertising platforms. The Group has previously received withholding tax amounts from the tax authority as a result of the positive outcome of objection lawsuits filed by the Group against the tax authority. Such amounts were recognised as other operating income in 2021 and 2022 upon recollection. The Council of State overruled the positive decision of the primary court in 2023 and 2024 and accordingly, the Group repaid such amounts in 2023 and 2024.

NOTE 17 – OTHER OPERATING INCOME AND EXPENSES (Continued)

(**)On 5 December 2022, the Company and TurkCommerce B.V. entered into a binding term sheet according to which TurkCommerce B.V. agreed to contribute TRY230,216 thousand (USD$3,975 thousand) provided that the two class actions involving the Company to be settled and certain other conditions to be met. On 28 September 2023, subsequent to meeting all conditions in the binding term sheet, the Company signed a contribution agreement with TurkCommerce B.V. for a collection of TRY230,216 thousand (USD$3,975 thousand) which has been collected by the Group by purchase of treasury shares (Note 15).